Schedule of Investments (unaudited) January 31, 2021	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 51.1%
iShares Developed Real Estate Index Fund, Class K	5,861	$57,209
iShares ESG Aware MSCI EAFE ETF	4,395	317,934
iShares ESG Aware MSCI EM ETF	1,186	51,460
iShares ESG Aware MSCI USA ETF	6,694	572,806
iShares ESG Aware MSCI USA Small-Cap ETF	3,280	116,571
iShares MSCI Canada ETF	750	22,950
iShares MSCI EAFE Small-Cap ETF	673	45,825
iShares MSCI Emerging Markets Small-Cap ETF	243	12,816

		1,197,571

Fixed-Income Funds — 49.5%
iShares ESG Aware U.S. Aggregate Bond ETF	17,614	988,850
iShares TIPS Bond ETF	1,326	169,715

		1,158,565

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(b)	6,790	$6,790

Total Investments — 100.9% (Cost: $2,235,964)		2,362,926

Liabilities in Excess of Other Assets — (0.9)%		(21,339)

Net Assets — 100.0%		$2,341,587

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3	(a)	$—	$(3)	$—	$—	—	$160	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,010	2,779	(a)	—	—	1	6,790	6,790	2		—
iShares Developed Real Estate Index Fund, Class K	44,909	5,010		—	—	7,290	57,209	5,861	—		—
iShares ESG Aware MSCI EAFE ETF	269,121	32,237		(32,466)	1,611	47,431	317,934	4,395	2,635		—
iShares ESG Aware MSCI EM ETF	40,661	4,578		(1,934)	167	7,988	51,460	1,186	382		—
iShares ESG Aware MSCI USA ETF	478,585	56,336		(34,332)	1,361	70,856	572,806	6,694	1,922		—
iShares ESG Aware MSCI USA Small-Cap ETF	96,974	10,840		(20,080)	2,157	26,680	116,571	3,280	435		—
iShares ESG Aware U.S. Aggregate Bond ETF	806,101	183,178		—	—	(429)	988,850	17,614	3,739		—
iShares MSCI Canada ETF	21,176	2,680		(4,222)	115	3,201	22,950	750	324		—
iShares MSCI EAFE Small-Cap ETF	37,018	4,423		(2,988)	109	7,263	45,825	673	337		—
iShares MSCI Emerging Markets Small-Cap ETF	9,493	1,283		—	—	2,040	12,816	243	194		—
iShares TIPS Bond ETF	145,893	20,357		—	—	3,465	169,715	1,326	560		—

					$5,517	$175,786	$2,362,926		$10,690		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock LifePath® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,197,571	$—	$—	$1,197,571
Fixed-Income Funds	1,158,565	—	—	1,158,565
Money Market Funds	6,790	—	—	6,790

	$2,362,926	$—	$—	$2,362,926

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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